Pension Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

	Three months ended March 31
In thousands	2013	2012
Interest cost	$ 130	$ 130
Expected return on plan assets	(110)	(110)
Amortization of net actuarial loss	121	121
Net periodic pension cost	$ 141	$ 141

In thousands	2012	2011
Interest cost	$ 520	$ 548
Expected return on plan assets	(438)	(396)
Amortization of net actuarial loss	484	347
Net periodic pension cost	$ 566	$ 499

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,764	$ -	$1,764
Mutual stock funds	1,135	-	-	1,135
Equity and index funds	-	3,281	-	3,281
Total pension plan assets	$1,135	$5,045	$ -	$6,180

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,914	$ -	$1,914
Mutual stock funds	1,035	-	-	1,035
Equity and index funds	-	3,070	-	3,070
Fair Value, Pension plan assets, Total	$1,035	$4,984	$ -	$6,019